Optionally Convertible Promissory Notes - Summary of Ordinary Shares To Be Issued To The Holders of Optionally Convertible Promissory Notes (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Beginning balance	¥ 0	¥ 8,142,908
Interest paid	(626,050)	(1,531,239)	¥ (1,213,186)
Redemption of optionally convertible promissory notes		(1,489,748)
Ending balance	0	0	8,142,908
Optionally convertible promissory notes [member] | Liability [Member]
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Beginning balance	0	8,142,908	7,405,103
Interest accrued at effective interest rate		407,255	521,747
Interest paid		(498,198)	(493,134)
Exchange differences		290,131	709,192
Redemption of optionally convertible promissory notes		(8,342,096)
Ending balance		0	8,142,908
Optionally convertible promissory notes [member] | Equity [member]
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Beginning balance	¥ 0	1,489,748	1,489,748
Redemption of optionally convertible promissory notes		(1,489,748)
Ending balance		¥ 0	¥ 1,489,748